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                               J.P. MORGAN FUNDS
                        J.P. MORGAN INSTITUTIONAL FUNDS

   SUPPLEMENT DATED JULY 9, 2001, TO THE STATEMENTS OF ADDITIONAL INFORMATION
                  DATED MARCH 1, 2001 FOR THE FOLLOWING FUNDS:

                      J.P. MORGAN PRIME MONEY MARKET FUND
                     J.P. MORGAN FEDERAL MONEY MARKET FUND
                  J.P. MORGAN PRIME MONEY MARKET RESERVES FUND
                J.P. MORGAN TREASURY MONEY MARKET RESERVES FUND
               J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND
              J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND
              J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND
           J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND
          J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND
          J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
                     J.P. MORGAN PRIME CASH MANAGEMENT FUND
           J.P. MORGAN INSTITUTIONAL DIRECT PRIME MONEY MARKET FUND,

The last under the sub-heading REDEMPTION OF SHARES, FURTHER REDEMPTION INFORMATION is hereby deleted in its entirety and replaced, when applicable with the following:

    In accordance with Section 22(e) of the 1940 Act, the Trust, on behalf of a Fund, and the Portfolios reserve the right to postpone the date of payment upon redemption for no more than one day for the Prime Money Market Fund and for no more than seven days for the Treasury and Federal Money Market Funds and to suspend the right of redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may by order permit for the protection of the Funds' shareholders.

                                                                     SUP-IMM-701
                                                                      SUP-MM-701